united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC., 80 Arkay Dr Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 8/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31,2017

Principal Amount ($) *			Coupon Rate (%)	Maturity	Value ($)
		BONDS & NOTES - 77.9%
		BANKS - 17.8%
1,000,000		Bank of America Corp (a)	8.0000	7/29/2049	1,019,400
1,000,000		Bank of America Corp (a)	8.1250	12/29/2049	1,035,250
3,000,000		Barclays PLC (a)	7.8750	3/15/2022	3,256,350
2,000,000		Barclays PLC (a)	8.2500	12/15/2018	2,125,320
3,000,000		BNP Paribas SA (a)	6.7500	3/14/2022	3,213,300
1,000,000		Citigroup Inc (a)	5.8750	12/29/2049	1,046,250
3,000,000		Citigroup Inc (a)	1.7725	8/25/2036	2,574,029
4,000,000		Credit Suisse Group AG (a)	7.1250	7/29/2022	4,315,000
1,000,000		Goldman Sachs Group Inc/The (a)	5.7000	12/29/2049	1,036,250
3,053,000		ING Capital Funding Trust III (a)	4.8964	Perpetual	3,056,816
1,000,000		Morgan Stanley (a)	5.4500	7/29/2049	1,030,000
3,000,000		Societe Generale SA (a)	7.3750	9/13/2021	3,251,250
5,000,000		VTB Bank PJSC via VTB Eurasia DAC (a)	9.5000	12/29/2049	5,569,030
					32,528,245
		INSURANCE - 3.4%
2,000,000		Lincoln National Corp (a)	3.6717	5/17/2066	1,869,914
1,500,000		MetLife Inc	10.7500	8/1/2039	2,523,750
2,000,000		XLIT Ltd (a)	3.7611	10/29/2049	1,871,300
					6,264,964
		OIL & GAS - 5.2%
1,000,000		Antero Resources Corp	5.1250	12/1/2022	1,007,500
5,000,000		Citgo Holding Inc (b)	10.7500	2/15/2020	5,362,500
3,000,000		Transocean Inc (b)	9.0000	7/15/2023	3,202,500
					9,572,500
		OTHER ABS - 50.9%
2,750,000		ALM XIX 2016-19A A1 Ltd. (a,b)	2.8536	7/15/2028	2,779,818
1,750,000		ALM VII 2013-7R2A BR Ltd. (a,b)	4.0536	10/15/2027	1,769,601
2,100,000		Anchorage Capital CLO 2014-5A CR Ltd. (a,b)	3.5036	10/15/2026	2,107,324
1,958,161		Apidos CLO XII 2013-12A A (a,b)	2.4036	4/15/2025	1,960,293
2,250,000		Apidos CLO XVII 2014-17A A1R (a,b)	2.4765	4/17/2026	2,262,742
1,280,000		Apidos CLO XX 2015-20A A1R (a,b)	2.4965	1/16/2027	1,285,547
2,273,721		ARES XXVI CLO 2013-1A A Ltd (a.b)	2.4036	4/15/2025	2,276,357
2,750,000		Ares XXVIII CLO Ltd (a,b)	2.8036	10/17/2024	2,753,358
855,000		Avery Point II CLO Ltd (a,b)	4.0536	7/17/2025	855,837
3,000,000		Avery Point VII CLO Ltd (a,b)	2.8036	1/15/2028	3,024,141
1,855,000		Babson CLO Ltd 2015-II (a,b)	2.6236	7/20/2027	1,259,250
1,900,354		Babson CLO 2013-I Ltd. (a,b)	4.0569	4/20/2025	1,863,697
1,250,000		Babson CLO 2014-III Ltd. (a,b)	2.4069	1/15/2026	1,903,892
855,000		BlueMountain CLO 2013-2 Ltd. (a,b)	3.9625	1/22/2025	856,567
2,750,000		BlueMountain CLO 2014-1A A1R Ltd. (a,b)	2.4337	4/30/2026	2,771,506
2,500,000		Canaras Summit CLO Ltd (a,b)	3.5174	6/19/2021	2,503,563
2,000,000		Carlyle Global Market Strategies CLO 2013-1A A2R Ltd. (a,b)	2.9891	8/14/2030	2,000,301
1,025,000		Carlyle Global Market Strategies CLO 2013-3A A1A Ltd. (a,b)	2.4236	7/15/2025	1,025,340
1,750,000		Carlyle Global Market Strategies CLO 2014-3A BR Ltd. (a,b)	3.3204	7/27/2026	1,756,899
1,770,000		Carlyle Global Market Strategies CLO 2014-4 Ltd. (a,b)	2.5036	10/15/2026	1,779,016
750,000		Carlyle Global Market Strategies CLO 2015-5A A1A Ltd. (a,b)	2.8569	1/20/2028	760,458
1,750,000		CARLYLE US CLO 2017-1A A2 Ltd. (a,b)	2.8111	4/20/2031	1,748,781
750,000		Cent CLO 2013-18A CLO Ltd. (a,b)	3.8325	7/23/2025	748,834
1,785,000		CIFC Funding 2013-I Ltd. (a,b)	2.5614	7/16/2030	1,786,341
1,500,000		CIFC Funding 2014-1A B1R Ltd. (a,b)	2.9036	4/18/2025	1,504,025
1,755,000		CIFC Funding 2014-II Ltd. (a,b)	2.4225	5/24/2026	1,761,209
855,000		CIFC Funding 2015-II Ltd. (a,b)	4.3036	4/15/2027	855,101
1,855,000		CIFC Funding 2015-4A A2 Ltd. (a,b)	3.5069	10/20/2027	1,873,028
1,945,000		Dryden 38 Senior Loan Fund 2015-38A A (a,b)	2.7336	7/15/2027	1,963,740
2,250,000		Dryden 45 Senior Loan Fund (a,b)	3.1036	7/15/2027	2,256,815
2,545,442		Dryden XXIV Senior Loan Fund 2012-24RA AR (a,b)	2.6042	11/15/2023	2,557,024

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017

Principal Amount ($) *			Coupon Rate (%)	Maturity	Value ($)
		OTHER ABS - 50.9% (Continued)
2,500,000		Dryden XXVI Senior Loan Fund 2013-26A C (a,b)	3.8036	7/15/2025	2,519,285
1,608,707		Finn Square CLO 2012-1A A1R Ltd. (a,b)	2.3598	12/24/2023	1,615,896
844,851		GoldenTree Loan Opportunities VII 2013-7A A Ltd. (a,b)	2.4644	4/25/2025	848,848
1,250,000		Madison Park Funding XIII Ltd. (a,b)	3.4561	1/19/2025	1,253,781
1,750,000		Neuberger Berman CLO XVII 2014-17A B1R Ltd. (a,b)	3.1650	4/22/2029	1,772,734
1,750,000		Neuberger Berman CLO XVII Ltd. (a,b)	3.9625	4/22/2029	1,777,551
750,000		Nomad CLO 2013-1A B Ltd. (a,b)	4.2536	1/25/2025	753,797
2,000,000		OCP CLO 2016-12A A1 Ltd. (a,b)	2.7365	10/18/2028	2,018,727
2,821,043		OHA Credit Partners VIII 2013-8A A Ltd. (a,b)	2.2865	4/20/2025	2,824,334
1,750,000		OHA Credit Partners VIII 2013-8A C Ltd. (a,b)	3.8665	4/20/2025	1,759,001
1,950,000		OZLM XII 2015-12A A1 Ltd. (a,b)	2.7611	4/30/2027	1,963,921
1,855,000		OZLM XII Ltd. (a,b)	3.1737	4/30/2027	1,860,871
2,530,000		Race Point VIII CLO 20113-8a Ltd. (a,b)	2.5376	2/20/2030	2,544,238
750,000		Race Point VIII CLO Ltd. (a,b)	3.6976	2/20/2030	755,285
1,250,000		Sound Point CLO VI 2014-2A CR Ltd. (a,b)	3.5769	10/20/2026	1,253,297
1,750,000		Symphony CLO XV 2014-15A CR MTGE Ltd. (a,b)	3.5036	10/17/2026	1,753,737
1,000,000		Symphony CLO XVIII 2016-18A R Ltd (a,b)	7.4756	1/23/2028	1,003,982
1,000,000		THL Credit Wind River 2014-1A CR Ltd. (a,b)	2.5365	4/18/2026	1,007,345
1,450,000		THL Credit Wind River 2014-1 CLO Ltd. (a,b)	3.5536	4/18/2026	1,451,055
1,000,000		Treman Park CLO 2015-1A AR Ltd. (a,b)	2.8536	4/20/2027	1,002,498
2,000,000		Venture XVIII CLO 2014-18A Ltd. (a,b)	2.6165	10/15/2026	2,006,843
750,000		Venture XIX CLO 2014-19A BR Ltd. (a,b)	3.3036	1/15/2027	756,483
1,855,000		Voya CLO 2015-1A A2 Ltd. (a,b)	3.4036	4/18/2027	1,862,251
					92,976,165
		RETAIL - 0.6%
1,000,000		Rite Aid Corporation	6.125	4/1/2023	985,000

		TOTAL BONDS & NOTES (Cost - $141,565,412)			142,326,874

		U.S. GOVERNMENT & AGENCY - 7.7%
		U.S. TREASURY OBLIGATIONS - 7.7%
10,000,000		United States Treasury Bill #		10/19/2017	9,986,319
4,000,000		United States Treasury Note	2.3750	5/15/2027	4,087,344
		TOTAL U.S. GOVERNMENT & AGENCY (Cost - $14,019,148)			14,073,663
Shares			Dividend Rate (%)
		PREFERRED STOCKS - 3.7%
		AUCTION RATE PREFERRED STOCKS - 0.6%
27		Eaton Vance Senior Floating-Rate Trust (a,c,f)	1.4270	Perpetual	641,250
18		Eaton Vance Senior Floating-Rate Trust (a,c,f)	1.4420	Perpetual	427,500
					1,068,750
		HEALTHCARE - PRODUCTS - 0.8%
27,500		Becton Dickinson and Co	6.125	5/1/2020	1,529,550

		PHARMACEUTICALS - 2.3%
3,600		Allergen PLC	5.5000	3/1/2018	2,955,600
4,000		Teva Pharmaceutical Industries Ltd	7.0000	Perpetual	1,279,000
					4,234,600

		TOTAL PREFERRED STOCKS (Cost - $7,266,259)			6,832,900

		OPEN ENDED MUTUAL FUND - 12.2%
		SHORT - TERM INVESTMENTS - 12.2%
		MONEY MARKET FUND - 12.2%
22,180,672		Federated Treasury Obligations Fund 0.88% (a) (Cost - $22,180,672)			22,180,672

		TOTAL INVESTMENTS - 101.5% (Cost - $185,031,491,) (g)			$ 185,414,109
		LIABILITIES LESS OTHER ASSETS - (1.5) %			(2,696,145)
		NET ASSETS - 100.0%			$ 182,717,964

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017

Shares					Value ($)
		SECURITIES SOLD SHORT
		COMMON STOCK - (0.6)%
		PHARMACEUTICALS - (0.6)%
(64,000)		Teva Pharmaceutical Industries Ltd. ^ (Proceeds - $1,329,920) (e)			$ (1,015,040)

		ABS - Asset Backed Security	CLO - Collateralized Loan Obligation
		REIT - Real Estate Investment Trust
		Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.
	*	Principal is in US Dollar unless otherwise noted.
	#	Segregated as collateral for securities sold short.
	^	Non-income producing security.
	(a)	Variable rate security; the rate shown represents the rate at August 31, 2017.
	(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
		transactions exempt from registration to qualified institutional buyers. At August 31, 2017, these securities amounted
		to $102,526,165 or 56.1 % of net assets.
	(c)	The value of this security has been determined in good faith under the polices of the Board of Trustees.
	(d)	Collateralized mortgage obligation (CMO).
	(e)	The Advisor or Trustees have determined these securities to be illiquid. At August 31, 2017, these securities amounted
		to $1,068,750 or 0.6 % of net assets.
	(f)	Rate shown represents the dividend rate as of August 31, 2017.
	(g)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $185,041,367 and
		differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized Appreciation:	$ 1,086,863
				Unrealized Depreciation:	(714,121)
				Net Unrealized Appreciation:	$ 372,742

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2017

Principal Amount ($) *		Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 57.3%
	BANKS - 20.8%
1,000,000	Barclays PLC (a)	7.8750	3/15/2022	1,085,450
500,000	BNP Paribas SA (a,b)	6.7500	3/14/2022	536,250
1,000,000	BNP Paribas SA (a)	6.7500	3/14/2022	1,071,100
1,500,000	Citigroup Inc (a)	1.7725	8/25/2036	1,287,015
1,000,000	Credit Suisse Group AG (a)	7.1250	7/29/2022	1,078,750
750,000	ING Capital Funding Trust III (a)	4.8964	Perpetual	750,938
1,000,000	Societe Generale SA (a)	7.3750	9/13/2021	1,083,750
1,000,000	VTB Bank PJSC via VTB Eurasia DAC (a)	9.5000	12/29/2049	1,113,806
				8,007,059
	INSURANCE - 8.3%
2,000,000	Lincoln National Corp (a)	3.6717	5/17/2066	1,869,914
500,000	MetLife Inc	10.7500	8/1/2039	841,250
500,000	XLIT Ltd (a)	3.7611	10/29/2049	467,825
				3,178,989
	OIL & GAS - 4.1%
1,500,000	Citgo Holding Inc. (b)	10.7500	2/15/2020	1,608,750

500,000	RETAIL - 1.3%
	Rite Aid Corp. (b)	6.1250	4/1/2023	492,500

	OTHER ABS - 22.8%
500,000	Anchorage Capital CLO 2014-5A CR (a,b)	3.5036	10/15/2026	501,744
500,000	Avery Point II CLO Ltd. (a,b)	4.0536	7/17/2025	500,490
525,000	Bluemountain CLO 2013-2 Ltd. (a,b)	3.9625	1/22/2025	525,962
250,000	Canyon Capital CLO 2014-1 (a,b)	3.9611	4/30/2025	250,246
1,000,000	Carlyle Global Market Strategies CLO 2014-3A BR Ltd. (a,b)	3.3204	7/27/2026	1,003,942
392,157	Cent CLO 17 2013-17A B (a,b)	4.3111	1/30/2025	392,865
532,000	CIFC Funding 2012-2A A3R Ltd. (a,b)	3.9181	12/5/2024	534,057
500,000	Dryden XXVI Senior Loan Fund 2013-26A C (a,b)	3.8036	7/15/2025	503,857
500,000	Madison Park Funding XIII Ltd. (a,b)	3.4561	1/19/2025	501,512
750,000	Nomad CLO 2013-1A B Ltd. (a,b)	4.2536	1/25/2025	753,797
550,000	Octagon Investment Partners 28 Ltd. (a,b)	7.8125	10/24/2027	551,363
1,000,000	Race Point VIII CLO Ltd. (a,b)	3.6976	2/20/2030	1,007,047
500,000	Sound Point CLO VI 2014-2A Ltd. (a,b)	3.5769	10/20/2026	501,319
260,000	Voya CLO 2013-1A B Ltd. (a,b)	4.2036	4/15/2024	260,492
1,000,000	Voya CLO 2013-2 Ltd. (a,b)	3.8537	4/25/2025	1,003,897
				8,792,588

	TOTAL BONDS & NOTES (Cost - $21,843,452)			22,079,886

	U.S. GOVERNMENT & AGENCY - 21.8%
	U.S. TREASURY OBLIGATIONS - 21.8%
2,100,000	United States Treasury Bill	0.0000	10/19/2017	2,097,124
1,000,000	United States Treasury Note	3.0000	2/15/2047	1,056,113
4,000,000	United States Treasury Note	3.0000	5/15/2047	4,226,484
1,000,000	United States Treasury Note	2.3750	5/15/2027	1,021,836
	TOTAL U.S. TREASURY OBLIGATIONS (Cost - $8,277,168)			8,401,557

Shares	PREFERRED STOCK - 4.0%
	OIL & GAS - 1.4%
9,500	Becton Dickison and Co.	6.1250	5/1/2020	528,390

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017

Shares				Value ($)
	PHARMACEUTICALS - 2.6%
1,200	Allergen PLC	5.5000	3/1/2018	985,200

	TOTAL PREFERRED STOCK (Cost - $1,503,425)			1,513,590

	SHORT-TERM INVESTMENTS - 23.9%
	MONEY MARKET FUND - 23.9%
9,208,363	Federated Treasury Obligations Fund 0.88% (b)
	(Cost - $9,208,363)			9,208,363

	TOTAL INVESTMENTS - 107.0% (Cost - $40,832,408) (d)			$ 41,203,396
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.0) %			(2,690,984)
	NET ASSETS - 100.0%			$ 38,512,412

	ABS - Asset Backed Securities
	CLO - Collateralized Loan Obligation
	Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.
*	Principal is in US Dollar unless otherwise noted.
(a)	Variable rate security; the rate shown represents the rate at August 31, 2017.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. At August 31, 2017, these securities
	amounted to $11,259,157 or 29.2% of net assets.
(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $40,913,046
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	$ 402,779
			Unrealized Depreciation:	(112,429)
			Net Unrealized Appreciation:	$ 290,350

Leader Floating Rate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2017

Principal Amount ($) *		Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 96.4%
	ASSET BACKED - 96.4%
250,000	ALM VII 2013-7R2A BR Ltd. (a,b)	4.0536	10/15/2027	$ 252,800
250,000	ALM XIX 2016-19A A1 Ltd. (a,b)	2.8536	7/15/2028	252,711
250,000	Anchorage Capital CLO 2014-5A CR Ltd. (a,b)	3.5036	10/15/2026	250,872
250,000	Apidos CLO XVI (a,b)	3.2561	1/19/2025	250,622
250,000	Ares XXVIII CLO Ltd. (a,b)	2.8036	10/17/2024	250,305
145,000	Avery Point II CLO Ltd (a,b)	4.0536	7/17/2025	145,142
250,000	Babson CLO 2014-III Ltd. (a,b)	2.6236	1/15/2026	251,850
145,000	Babson CLO 2015-II Ltd. (a,b)	4.0569	7/20/2027	145,680
145,000	BlueMountain CLO 2013-2 Ltd. (a,b)	3.9625	1/22/2025	145,266
250,000	BlueMountain CLO 2014-1A A1R Ltd. (a,b)	2.5711	4/30/2026	251,955
250,000	Canyon Capital CLO 2014-1 Ltd. (a,b)	3.9611	4/30/2025	250,246
250,000	Carlyle Global Market Strategies CLO 2014-3A BR Ltd. (a,b)	3.4667	7/27/2026	250,986
250,000	Carlyle Global Market Strategies CLO 2014-4 Ltd. (a,b)	2.5036	10/15/2026	251,273
250,000	Carlyle Global Market Strategies CLO 2015-5A A1A Ltd. (a,b)	2.8569	1/20/2028	253,486
250,000	CARLYLE US CLO 2017-1A A2 Ltd. (a,b)	2.8111	4/20/2031	249,826
250,000	Cent CLO 2013-18A C Ltd. (a,b)	3.8325	7/23/2025	249,611
250,000	CIFC Funding 2012-2A A3R Ltd. (a,b)	3.9181	12/5/2024	250,967
250,000	CIFC Funding 2013-I Ltd. (a,b)	2.5614	7/16/2030	250,188
250,000	CIFC Funding 2014-1A B1R Ltd. (a,b)	2.9036	4/18/2025	250,671
145,000	CIFC Funding 2015-4A A2 Ltd. (a,b)	3.5069	10/20/2027	146,409
145,000	CIFC Funding 2015-II Ltd. (a,b)	4.3036	4/15/2027	145,017
250,000	Dryden 45 Senior Loan Fund (a,b)	3.1036	7/15/2027	250,757
143,279	GoldenTree Loan Opportunities VII 2013-7A A Ltd. (a,b)	2.4644	4/25/2025	143,957
250,000	Madison Park Funding XIII Ltd. (a,b)	3.4561	1/19/2025	250,756
250,000	Madison Park Funding XII 2014-12A B1R Ltd. (a,b)	2.9569	7/20/2026	251,829
250,000	Neuberger Berman CLO XVII 2014-17A B1R Ltd. (a,b)	3.1625	4/22/2029	253,248
250,000	Neuberger Berman CLO XVII Ltd. (a,b)	3.9625	4/22/2029	253,936
250,000	Nomad CLO 2013-1A B Ltd. (a,b)	4.2536	1/25/2025	251,266
231,994	OHA Credit Partners VIII 2013-8A A Ltd. (a,b)	2.4269	4/20/2025	232,264
250,000	OHA Credit Partners VIII 201-8A C Ltd. (a,b)	4.0069	4/20/2025	251,286
145,000	OZLM XII Ltd. (a,b)	3.3111	4/30/2027	145,459
250,000	Race Point VIII CLO Ltd. (a,b)	3.8164	2/20/2030	251,762
250,000	Race Point VIII CLO 2013-8A AR Ltd. (a,b)	2.6564	2/20/2030	251,407
250,000	Sound Point CLO VI 2014-2A CR Ltd. (a,b)	3.5769	10/20/2026	250,659
250,000	Symphony CLO XV 2014-15A CR MTGE Ltd. (a,b)	3.5036	10/17/2026	250,534
250,000	THL Credit Wind River 2014-1A CR Ltd. (a,b)	3.5536	4/18/2026	250,182
250,000	Venture XIX CLO 2014-19A BR Ltd. (a,b)	3.3036	1/15/2027	252,161
145,000	Voya CLO 2015-1A A2 Ltd. (a,b)	3.4036	4/18/2027	145,567
	TOTAL ASSET BACKED SECURITIES ( Cost - $8,671,027)			8,682,910

Shares	SHORT-TERM INVESTMENTS - 3.1%
	MONEY MARKET FUND - 3.1%
279,527	Federated Treasury Obligations Fund 0.66% (a)
	(Cost - $279,527)			279,527

	TOTAL INVESTMENTS - 99.5% (Cost - $8,950,554) (c)			$ 8,962,437
	OTHER ASSETS LESS LIABILITIES - 0.5%			42,271
	NET ASSETS - 100.0%			$ 9,004,708

	CLO - Collateralized Loan Obligation
*	Principal is in US dollars unless otherwise noted.
(a)	Variable rate security; the rate shown represents the rate at August 31, 2017.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. At August 31, 2017, these securities
	amounted to $8,682,910 or 96.4% of net assets.
(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,950,554
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	$ 15,609
			Unrealized Depreciation:	(3,726)
			Net Unrealized Appreciation:	$ 11,883

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017

The following is a summary of significant accounting policies followed by the Funds in preparation of its portfolio of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange (“NYSE”) close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" Procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialistat a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quareterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2017
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2017 for each Fund’s assets and liabilities at fair value.

Leader Short Term Bond Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 142,326,874	$ -	$ 142,326,874
Convertible Bonds	-	-	-	-
Preferred Stock	5,764,150	1,068,750	-	6,832,900
U.S. Government Agency	14,073,663	-	-	14,073,663
Open Ended Mutual Fund	-	-	-	-
Short-Term Investments	22,180,672	-	-	22,180,672
Total Investments	$ 42,018,485	$ 143,395,624	$ -	$ 185,414,109

Leader Total Return Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 22,079,886	$ -	$ 22,079,886
Convertible Bonds	-	-	-	-
U.S. Government & Agency	8,401,557	-	-	8,401,557
Preferred Stock	1,513,590	-	-	1,513,590
Short-Term Investments	9,208,363	-	-	9,208,363
Total Investments	$ 19,123,510	$ 22,079,886	$ -	$ 41,203,396
Leader Floating Rate Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 8,682,910	$ -	$ 8,682,910
Short-Term Investments	279,527	-	-	279,527
Total Investments	$ 279,527	$ 8,682,910	$ -	$ 8,962,437
* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Underlying Investment in Other Investment Companies - Leader Total Return Fund currently invests a portion of its assets in Federated Treasury obligations Fund. The Leader Total Return Fund may redeem its investment from Federated Treasury obligations Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Leader Total Return Fund may be directly affected by the performance of the Federated Treasury Obligations Fund. The financial statements of the Federated Treasury Obligations Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of August 31, 2017 the percentage of the Leader Total Return Fund’s net assets invested in the Federated Treasury Obligations Fund was 27.8%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 10/23/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 10/23/2017

By

*/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 10/23/2017